Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

(In US$ millions)	2018	2017	2016
Current tax expense:
U.K.	$(0.3)	$(4.5)	$(1.6)
Foreign	86.3	40.4	110.2
Total current tax expense	86.0	35.9	108.6
Deferred tax (benefit) / expense:
U.K.	—	—	—
Foreign	0.7	4.4	(22.1)
Total income tax expense	$86.7	$40.3	$86.5

Effective income tax rate reconciliation
The Company's effective income tax rate for each of the years ended on December 31, 2018, 2017 and 2016 differs from the U.K. statutory income tax rate as follows:

	2018	2017	2016
U.K. statutory income tax rate	19.0%	19.3%	20.0%
Non-U.K. taxes	35.0%	(4.7)%	(6.3)%
Effective income tax rate	54.0%	14.6%	13.7%

Net deferred tax assets
The net deferred tax assets consist of the following:

(In US$ millions)	2018	2017
Provisions	$11.0	$0.5
Net operating losses carry forward	64.4	33.3
Interest carry forward	16.7	—
Other	5.7	5.0
Gross deferred tax assets	97.8	38.8
Valuation allowance	(90.1)	(28.9)
Deferred tax asset, net of valuation allowance	$7.7	$9.9
The net deferred tax liabilities consist of the following:

(In US$ millions)	2018	2017
Property, plant and equipment	$0.1	$0.4
Unremitted earnings of subsidiaries	0.3	1.5
Gross deferred tax liabilities	0.4	1.9

Net deferred tax asset	7.3	8.0

Unrecognized tax benefits schedule
The changes to the Company's liabilities related to uncertain tax positions were as follows:

(In US$ millions)	2018	2017
Balance beginning of year	$43.7	$40.0
Increases as a result of positions taken in prior years	70.4	—
Increases as a result of positions taken during the current year	10.1	3.7
Decreases as a result of positions taken in prior years	(22.6)	—
Uncertain tax position	$101.6	$43.7

Tax examinations
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2015
Nigeria	2012
Ghana	2013